long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 CAD ($) item	Dec. 31, 2024 USD ($) item	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
TELUS Corporation credit facilities
Net available	$ 1,346			$ 1,729
Long-term debt	28,854			27,349
Gross available revolving credit facility	$ 2,750			2,750
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item	2	2
Gross available revolving credit facility	$ 2,750			2,750
Letters of credit outstanding	62			60
Incremental letters of credit	$ 338
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2
TELUS Corporation unsecured non-revolving credit facility, maturing July 9, 2024
TELUS Corporation credit facilities
Unsecured non-revolving bank credit facility			$ 1,100
Long-term debt	$ 1,100
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Effective average interest rate	4.90%	4.90%
Long-term debt	$ 1,404	$ 1.0		$ 1,021	$ 0.8
Gross available revolving credit facility	$ 2,200
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility		$ 1.5